Operating Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Reconciliation of Segment Net Revenues and Operating Income

Information on the operating segments and reconciliations of total net revenues and total segment operating income to consolidated net revenues from external customers and consolidated operating income for the years ended December 31, 2014, 2015, and 2016 are presented in the table below:

	2014		2015		2016
Segment net Revenues		(In millions of Korean Won)
Online games	~~W~~	22,153	~~W~~	18,147	~~W~~	36,354
Mobile games		15,649		15,350		14,003
Other		4,772		3,830		4,292
Elimination		(2,685)		(1,667)		(3,253)

Total	~~W~~	39,889	~~W~~	35,660	~~W~~	51,396

	2014		2015		2016
	(In millions of Korean Won)
Income (loss) from operations
Online games	~~W~~	(4,625)	~~W~~	(7,038)	~~W~~	11,157
Mobile games		(7,196)		(9,701)		(7,939)
Other		(386)		398		304
Elimination		378		(888)		(99)

Total	~~W~~	(11,829)	~~W~~	(17,229)	~~W~~	3,423

Revenues by Geographic Region

Revenues by geographic region are as follows:

	2014		2015		2016
	(In millions of Korean Won)
Taiwan and Hong Kong	~~W~~	2,315	~~W~~	2,763	~~W~~	16,705
Korea		19,469		18,189		14,770
Japan		8,511		7,781		9,274
United States of America		5,038		3,624		5,130
China		749		1,045		2,322
Thailand		1,283		958		2,262
Brazil		664		452		529
Europe		300		203		138
Russia		123		26		—
Other		1,437		619		266

	~~W~~	39,889	~~W~~	35,660	~~W~~	51,396